Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Labour costs
Wages, salaries and related taxes and benefits	$ (4,303)	$ (4,284)
Post-employment benefit plans service cost (net of capitalized amounts)	(247)	(266)
Other labour costs	(1,005)	(1,042)
Less:
Capitalized labour	1,032	1,052
Total labour costs	(4,523)	(4,540)
Cost of revenues	(7,380)	(7,349)
Other operating costs	(1,955)	(2,044)
Total operating costs	(13,858)	(13,933)
Research and development expense	$ 109	$ 106